Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Cash paid for interest and income taxes

Cash and cash equivalents consist of cash on hand, deposits in banks, and short-term investments with maturities of three months or less when purchased. The carrying value of these assets approximates fair value due to the short maturity of the instruments. Cash paid for interest and income taxes was as follows:

(In millions)	2011	2010	2009

Interest, net of capitalized amounts	$65.0	$69.7	$78.3
Income taxes, net of refunds	70.5	94.5	47.5

Inventories

Inventories at end of year were as follows:

(In millions)	2011	2010

Raw materials	$216.2	$243.3
Work-in-progress	136.4	130.5
Finished goods	177.6	205.3
Inventories at lower of FIFO cost or market (approximates replacement cost)	530.2	579.1
Inventory reserves	(55.1)	(59.2)
Inventories, net	$475.1	$519.9

Property, Plant and Equipment

Major classes of property, plant and equipment are stated at cost and were as follows:

(In millions)	2011	2010

Land	$56.5	$65.1
Buildings and improvements	662.9	738.1
Machinery and equipment	2,108.1	2,325.7
Construction-in-progress	40.5	57.3
Property, plant and equipment	2,868.0	3,186.2
Accumulated depreciation	(1,788.6)	(1,923.3)
Property, plant and equipment, net	$1,079.4	$1,262.9

Capitalized software costs

Capitalized software, which is included in “Other assets” in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, ranging from two to ten years. Capitalized software costs were as follows:

(In millions)	2011	2010

Cost	$368.4	$381.7
Accumulated amortization	(237.0)	(238.7)
	$131.4	$143.0

Net income (loss) per common share amounts

Net income (loss) per common share amounts were computed as follows:

(In millions, except per share amounts)	2011	2010	2009

(A) Income (loss) from continuing operations	$154.4	$241.8	$(834.6)
(B) Income from discontinued operations, net of tax	35.7	75.1	87.9
(C) Net income (loss) available to common shareholders	$190.1	$316.9	$(746.7)
(D) Weighted-average number of common shares outstanding	105.8	105.8	103.6
Dilutive shares (additional common shares issuable under employee stock-based awards)	1.0	1.0	–
(E) Weighted-average number of common shares outstanding, assuming dilution	106.8	106.8	103.6
Net income (loss) per common share:
Continuing operations (A) ÷ (D)	$1.46	$2.29	$(8.06)
Discontinued operations (B) ÷ (D)	.34	.71	.85
Net income (loss) per common share (C) ÷ (D)	$1.80	$3.00	$(7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)	$1.45	$2.27	$(8.06)
Discontinued operations (B) ÷ (E)	.33	.70	.85
Net income (loss) per common share, assuming dilution (C) ÷ (E)	$1.78	$2.97	$(7.21)

Components of accumulated other comprehensive loss

The components of “Accumulated other comprehensive loss” (net of tax, with the exception of the foreign currency translation adjustment) in the Consolidated Balance Sheets were as follows:

(In millions)	2011	2010

Foreign currency translation adjustment	$137.8	$187.3
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $192.7 and $152.7 at year end 2011 and 2010, respectively	(394.1)	(321.2)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $4.1 and $5.4 at year end 2011 and 2010, respectively	(6.9)	(9.0)
Accumulated other comprehensive loss	$(263.2)	$(142.9)

Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax, were as follows:
(In millions)	2011	2010

Beginning accumulated derivative loss	$(9.0)	$(11.0)
Net loss reclassified to earnings	6.4	12.3
Net change in the revaluation of hedging transactions	(4.3)	(10.3)
Ending accumulated derivative loss	$(6.9)	$(9.0)